Major Commitments and Contingencies (Environmental Matters) (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Accrual for Environmental Loss Contingencies [Roll Forward]
Beginning of year	$ 56	$ 59	$ 57
Accruals and other	27	23	44
Payments	(26)	(26)	(42)
Foreign exchange	2	0	0
End of year	59	56	59
Current portion - End of year	$ 41	38	46
Anticipated environmental liability disbursement time frame	next five years
Anticipated environmental liability disbursement time frame (in years)	5 years
Regulatory Compliance [Abstract]
Environmental operating expenses	$ 31	27	25
Environmental capital expenditures	$ 19	$ 18	$ 20